INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
INTANGIBLE ASSETS (Details) [Line Items]
Amortization of Intangible Assets	$ 210,789	$ 45,970	$ 446,014	$ 183,880
Payments to Acquire Businesses, Gross	3,000,000		100,000
Stock Repurchased During Period, Shares	3,110,063	85,950	85,950	400,000
Stock Repurchased During Period, Value	4,354,088	60,000	60,000	100,000
Goodwill, Other Changes	1,354,088
Goodwill, Impairment Loss			0	0
Noncompete Agreements [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	48 months		48 months
Customer Relationships [Member] | Artisan Specialty Foods [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	60 months		60 months
Customer Relationships [Member] | Haley Consulting Group [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	36 months		36 months
Customer Relationships [Member] | Organic Food Brokers [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	60 months
Customer Relationships [Member] | The Fresh Diet [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	60 months		60 months
Organic Food Brokers [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Payments to Acquire Businesses, Gross					100,000
The Fresh Diet [Member]
INTANGIBLE ASSETS (Details) [Line Items]
Payments to Acquire Businesses, Gross	$ 3,000,000
Stock Repurchased During Period, Shares	3,110,063